(25) NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2018
Net Operating Revenue
NET OPERATING REVENUE
	Number of Consumers			In GWh			R$ thousand
Revenue from Electric Energy Operations	2018	2017	2016 (*)	2018	2017	2016 (*)	2018	2017	2016
Consumer class
Residential	8,544,035	8,330,237	8,174,700	19,618	19,122	16,473	13,549,879	11,663,084	10,367,415
Industrial	58,241	59,825	61,112	13,834	14,661	13,022	5,188,778	5,095,840	5,281,978
Commercial	532,592	545,095	551,171	10,211	10,220	9,720	6,038,086	5,498,867	5,431,926
Rural	361,908	359,106	355,586	3,583	3,762	2,474	1,334,868	1,173,569	816,684
Public administration	60,685	60,639	61,208	1,459	1,456	1,271	879,910	787,967	690,389
Public lighting	11,659	11,230	11,073	2,003	1,964	1,746	767,246	654,950	580,229
Public services	10,194	9,790	9,649	2,348	2,157	1,840	1,150,227	978,286	901,662
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	-	(65,991)	(72,129)
Billed	9,579,314	9,375,922	9,224,499	53,057	53,342	46,546	28,908,995	25,786,572	23,998,155
Own comsuption	-	-	-	34	34	32	-	-	-
Unbilled (net)	-	-	-	-	-	-	112,441	(89,575)	50,441
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(11,095,762)	(9,273,840)	(9,055,188)
Electricity sales to final consumers	9,579,314	9,375,922	9,224,499	53,091	53,376	46,578	17,925,674	16,423,157	14,993,408

Furnas Centrais Elétricas S.A.				2,875	3,026	3,034	544,342	565,592	533,855
Other concessionaires and licensees				17,757	16,337	12,252	3,825,201	3,240,571	2,371,091
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(96,717)	(56,528)	(50,598)
Spot market energy				3,828	8,194	6,173	1,082,945	2,340,463	641,744
Electricity sales to wholesalers				24,459	27,557	21,459	5,355,771	6,090,098	3,496,092

Revenue due to Network Usage Charge - TUSD - Captive Consumers							11,192,479	9,330,368	9,105,786
Revenue due to Network Usage Charge - TUSD - Free Consumers							2,650,565	2,137,566	2,057,327
(-) Compensation paid for failure to comply with the limits of continuity							(57,630)	-	-
(-) Adjustment of revenues from excess demand and excess reactive power							-	(21,861)	(17,908)
Revenue from construction of concession infrastructure							1,772,222	2,073,423	1,354,023
Sector financial asset and liability (Note 8)							1,207,917	1,900,837	(2,094,695)
Concession financial asset - Adjustment of expected cash flow (note 10)							345,015	204,443	186,148
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,536,366	1,419,128	1,266,027
Other revenues and income							697,878	496,340	438,377
Other operating revenues							19,344,812	17,540,244	12,295,084
Total gross operating revenue							42,626,257	40,053,498	30,784,584

Deductions from operating revenue
ICMS							(6,188,323)	(5,455,718)	(4,935,068)
PIS							(659,352)	(603,050)	(471,836)
COFINS							(3,037,164)	(2,777,626)	(2,172,777)
ISS							(16,871)	(15,929)	(10,568)
Global reversal reserve - RGR							(247)	(2,952)	(4,230)
Energy development account - CDE							(4,016,362)	(3,185,693)	(3,360,613)
Research and development and energy efficiency programs							(207,653)	(191,997)	(138,583)
PROINFA							(151,718)	(166,743)	(121,800)
Tariff flags and others							(178,536)	(878,460)	(430,077)
Others							(33,404)	(30,425)	(26,942)
							(14,489,630)	(13,308,593)	(11,672,495)

Net operating revenue							28,136,627	26,744,905	19,112,089

(*) Information not audited by the independent auditors

25.1 Adjustment of revenues from excess demand and excess reactive power

As provided for in Sub-module 2.1 of the Tariff Regulation Procedures – PRORET, approved through Normative Resolution No. 457/2011 and Decision No. 245/2016, since the 4th cycle of period tariff review of the distribution subsidiaries, the revenues earned from excess demand and excess reactive power have been recorded as sector liability. Since May 2015 for subsidiary CPFL Piratininga, September 2015 for subsidiary Companhia Jaguari de Energia (“CPFL Santa Cruz”), November 2017 for subsidiaries CPFL Paulista and RGE Sul , and January 2018 for subsidiary RGE due to the 4th cycle of periodic tariff review, this special obligation started being amortized and the new values from the excess demand and excess reagents started being recognized in sector financial assets and liabilities and the recorded amounts will be amortized as from the 5th cycle, when they will be deducted from Portion B (portion of manageable costs of the tariffs), except for subsidiary Companhia Jaguari de Energia (“CPFL Santa Cruz”), whose amortization started in the Annual Tariff Review – RTA of March 2017 due to the renewal of its concession in 2015.

25.2 Periodic tariff review (“RTP”) and Annual tariff adjustment (“RTA”)

		2018		2017		2016
Subsidiary	Month	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	12.68%	16.90%	-0.80%	-10.50%	9.89%	7.55%
CPFL Piratininga	October	20.01%	19.25%	7.69%	17.28%	-12.54%	-24.21%
RGE	June	21.27%	20.58%	3.57%	5.00%	-1.48%	-7.51%
RGE Sul	April	18.45%	22.47%	-0.20%	-6.43%	3.94%	-0.34%
Companhia Luz e Força Santa Cruz	March	(b)	(b)	-1.28%	-10.37%	22.51%	7.15%
CPFL Leste Paulista	March	(b)	(b)	0.76%	-3.28%	21.04%	13.32%
Companhia Jaguari de Energia (CPFL Santa Cruz)	March	5.71%	(b)	2.05%	-8.42%	29.46%	13.25%
CPFL Sul Paulista	March	(b)	(b)	1.64%	-4.15%	24.35%	12.82%
CPFL Mococa	March	(b)	(b)	1.65%	-2.56%	16.57%	9.02%

(a)   Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment.

(b)   As mentioned in note 14.4.2, at December 31, 2017, the EGM approved the grouping of subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia e Companhia Luz and Força de Mococa. In accordance with Normative Resolution 716, of May 3, 2016, until the first tariff review of the grouped concessionaire, which will take place in March 2021, ANEEL may apply the procedure that divides over time the variation in the tariffs of the former concessions and the unified tariff. This occurred in the tariff adjustment of March 2018.

On March 13, 2018, the ANEEL published REH No. 2,376, which set the average annual tariff adjustment of Companhia Jaguari de Energia (“CPFL Santa Cruz”), effective as of March 22, 2018, at 5.71%, 4.41% regarding the economic tariff adjustment and 1.30% regarding relevant financial components. The average effect to be perceived by consumers of the original concessions are:

	Jaguari	Mococa	Leste Paulista	Sul Paulista	Santa Cruz
Effect perceived by consumers	21.15%	3.40%	7.03%	7.50%	5.32%

25.3 Energy Development Account (CDE) – Low-income, tariff discounts – judicial injunctions, and other tariff discounts

Law No. 12,783 of January 11, 2013 determined that the amounts related to the low-income subsidy, as well as other tariff discounts shall be fully subsidized by amount from the CDE.

In 2018, the Company registered income of R$1,536,366 (R$1,419,128 in 2017 and R$ 1,038,621 in 2016), of which (i) R$78,081 relates to the low-income subsidy (R$ 96,882 in 2017 and R$ 93,879 in 2016), (ii) R$1,354,845 relates to other tariff discounts (R$1,226,777 in 2017 and R$ 944,742 in 2016) and (iii) R$103,440 relates to tariff discounts – CCRBT injunctions and subsidy (R$95,469 in 2017). These items were recorded against item to other receivables in line item Receivables – CDE (note 11) and other payables in line item Tariff discounts – CDE (note 22.)

25.4 Tariff flags

The system of application of Tariff Flags was created by means of Normative Resolution No. 547/2013 in effect as from January 1, 2015. Such mechanism is intended essentially to signal to consumers the conditions of electric energy generation in the National Interconnected System  - SIN. A green flag indicates favorable conditions and the tariff does not rise. A yellow flag indicates less favorable conditions, and the red flag, segregated into two levels, is activated in more critical conditions. For every 100 KWh consumed, before tax effects, the yellow flag results in increases of R$1.00 in the tariff, while the red flag, depending on the level, of R$ 3.00 (level 1) and R$ 5.00 (level 2). The informed amounts are in effect since the decision of the Collegiate Board in Public Hearing No. 61/2017, as from November 1, 2017.

In 2018, ANEEL approved the Tariff Flags billed from November 2017 to October 2018. The amount approved in this period was R$1,205,247. Out of this amount, R$297,340, referring to November and December 2017, were used to offset part of the sector financial asset and liability (note 8) and R$ 907,907, referring to the January to October 2018 approval, due to Closing Order No. 4,356 of December 22, 2017, were classified as sector financial asset and liability. The amount of R$ 126,185, with respect to the tariff flag billed for November and December 2018, was not approved and is recorded in regulatory fees (note 19).

25.5 Energy Development Account – CDE

ANEEL, by means of Ratifying Resolution (“REH”) No. 2,358 of December 19, 2017, amended by REH No. 2,368 of February 9, 2018, established the definitive annual quotas of CDE for the year 2018.

These quotas comprise: (i) annual quota of the CDE – USAGE account; and (ii) quota of the CDE – Energy account, related to part of the CDE contributions received by the electric energy distribution concessionaires in the period from January 2013 to January 2014, which should be charged from consumers and passed on to the CDE Account in up to five years from the RTE of 2015.Nevertheless, ANEEL (Brazilian Electricity Regulatory Agency) through Public Hearing 37/2018 reviewed the 2018 budget and determined a new quota for the energy development account “CDE – Usage”) for the months from September to December 2018 and maintained unaltered the quota for “CDE – Energy”, according to Ratifying Resolution REH 2,446 of September 4, 2018.Furthermore, by means of REH No. 2.004 of December 15, 2015, ANEEL established another quota intended for the amortization of the ACR Account, whose amount were updated by REH No. 2.231, of April 25, 2017, with payment and transfer to the CDE Account for the period of April 2017 to March 2018. The same resolution defined the amounts for the period of April 2018 to March 2020.

25.6 Adjustment for refunding the Reserve Energy Charge ("EER") of Angra III

ANEEL approved through REH No. 2,214 of March 28, 2017 the republication of the energy tariff – TE and Distribution System Usage Tariff - TUSD for the distribution subsidiaries, with the purpose of refunding the amount forecast for the Reserve Energy Charge (EER) of the energy generation company UTN Almirante Alvaro Alberto - Unit III (Angra III).

The tariffs resulting from this decision were effective in April 2017, however, as the reading period of each consuming unit does not coincide with the calendar month, this reduction occurred in the revenue amounts of April and May 2017, with its impact diluted between the two periods.

The average effect perceived by the consumers was: -15.28% at CPFL Paulista, -6.8% at CPFL Piratininga, -10.89% at RGE, -13.76% at RGE Sul, -13.76% at Companhia Luz e Força Santa Cruz, -14.81% at Companhia Leste Paulista de Energia, -14.71% at Companhia Luz e Força de Mococa, -14.29% at Companhia Sul Paulista de Energia (as mentioned in note 14.4.2, in 2017 the subsidiaries CPFL Santa Cruz, CPFL Jaguari, CPFL Leste Paulista, CPFL Sul Paulista and CPFL Mococa were grouped, and they adopted the name CPFL Santa Cruz), and -16.49% at Companhia Jaguari de Energia (“CPFL Santa Cruz”).

The estimated impact of this adjustment is an average reduction of -12.85% in revenues of distribution subsidiaries in April 2017.